May 2, 2002


VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention: Division of Investment Management

RE: Mercury Aggregate Bond Index Fund of Mercury
Index Funds, Inc. Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A (Securities
Act File No. 333-88405, Investment Company Act
No. 811-09605)

Ladies and Gentlemen:


Pursuant to Rule 497(j) under the Securities Act of
1933, as amended (the "1933 Act"), Mercury Aggregate
Bond Index Fund of Mercury Index Funds, Inc.
(the "Fund") hereby certifies that:

(1)  the form of Prospectus and Statement of Additional
Information that would have  been filed pursuant to Rule
497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 2 to the Fund's Registration Statement on Form N-1A: and

(2) the text of Post-Effective Amendment No. 2 to the Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange
Commission on April 30, 2002.

Very truly yours,


Mercury Aggregate Bond Index Fund of Mercury Index
Funds, Inc.


______________________
Steven M. Benham
Vice President
Secretary of the Fund